Restatement of previously reported audited financial statements (Narrative) (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Restatement Of Previously Reported Audited Financial Statements [Line Items]
Maximum royalty payments	$ 50,000
Non-current asset written off	150,000
As previously reported [Member]
Restatement Of Previously Reported Audited Financial Statements [Line Items]
Payment of advanced royalty	$ 150,000